PLANT EQUIPMENT AND MINING PROPERTIES	6 Months Ended
Jun. 30, 2021
Note 9 - PLANT EQUIPMENT AND MINING PROPERTIES
9.	PLANT, EQUIPMENT AND MINING PROPERTIES

	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
	$	$	$	$	$	$	$
COST
Balance at January 1, 2020	13,637	524	341	12,919	17,554	9,287	54,262
Additions / Transfers	(493)	34	6	36	(71)	1,976	1,488
Effect of movements in exchange rates	5	5	-	-	-	-	10
Balance at December 31, 2020	13,149	563	347	12,955	17,483	11,263	55,760
Additions / Transfers	-	30	11	1	-	197	239
Effect of movements in exchange rates	-	9	-	1	-	10	20
Balance at June 30, 2021	13,149	602	358	12,957	17,483	11,470	56,019

ACCUMULATED DEPLETION AND DEPRECIATION
Balance at January 1, 2020	8,066	84	213	4,854	4,013	1,374	18,604
Additions / Transfers	577	103	43	53	1,284	250	2,310
Effect of movements in exchange rates	-	-	-	-	-	-	-
Balance at December 31, 2020	8,643	187	256	4,907	5,297	1,624	20,914
Additions / Transfers	107	52	18	23	651	134	985
Effect of movements in exchange rates	-	-	-	-	-	-	-
Balance at June 30, 2021	8,750	239	274	4,930	5,948	1,758	21,899

NET BOOK VALUE
At June 30, 2021	4,399	363	84	8,027	11,535	9,712	34,120
At December 31, 2020	4,506	376	91	8,048	12,186	9,639	34,846
At January 1, 2020	5,571	440	128	8,065	13,541	7,913	35,658

Included in Buildings above are assets under construction of $5,879 as at June 30, 2021 (December 31, 2020 - $5,327) on which no depreciation was charged in the periods then ended. Once the assets are put into service, they will be transferred to the appropriate class of plant, equipment and mining properties.

As at June 30, 2021, plant, equipment and mining properties included a net carrying amount of $Nil (December 31, 2020 - $442) for mining equipment under equipment loan, and $327 (December 31, 2020 - $1,087 for mining equipment and right of use assets under finance lease.